Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net income	$ 30,287	$ 25,038
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	431	380
Provision for loan losses	2,700	1,800
Increase in value of bank-owned life insurance	(601)	(613)
Gain on sale of SBA loans	(116)	(378)
SBA loans originated for sale	(940)	(4,696)
Proceeds from sale of SBA loans originated for sale	1,285	6,196
Net loss on sale of OREO and valuation adjustments	246	690
Net accretion of purchase premiums and discounts on securities	38	45
Stock based compensation	176	109
Deferred income tax	(163)	58
Net changes in:
Increase in accrued interest receivable and other assets	(181)	(1,657)
Increase in accrued interest payable and other accrued liabilities	1,226	1,929
Other	45	0
Net cash provided by operating activities	34,433	28,901
Cash Flows from Investing Activities
Repayments and maturities of investment securities available for sale	5,491	5,995
Repayments and maturities of investment securities held to maturity	0	1,204
Net increase in loans	(182,307)	(230,320)
Purchases of bank premises and equipment	(594)	(138)
Proceeds from sale of OREO, net	2,857	3,056
Redemptions (purchases) of restricted stock	(1,582)	314
Net cash used in investing activities	(176,135)	(219,889)
Cash Flows from Financing Activities
Cash dividends	(6,490)	(5,412)
Proceeds from exercise of stock options	48	43
Capital contribution (earnings distributions) from non-controlling interest	(66)
Capital contribution (earnings distributions) from non-controlling interest		1,225
Net (decrease) increase in FHLBNY and short-term borrowings	30,000
Net (decrease) increase in FHLBNY and short-term borrowings		(10,000)
Net (decrease) increase in noninterest-bearing deposits	(101,060)	235,973
Net increase in interest-bearing deposits	256,406	81,517
Net cash provided by financing activities	178,838	303,346
Increase in cash and cash equivalents	37,136	112,358
Cash and Cash Equivalents, January 1,	154,471	42,113
Cash and Cash Equivalents, December 31,	191,607	154,471
Supplemental Disclosure of Cash Flow Information:
Interest paid	21,785	13,100
Income taxes paid	9,900	8,654
Non-cash Investing and Financing Items
Loans transferred to OREO	2,751	$ 1,622
Establishment of lease liability and right-of-use asset	$ 2,785